Quarterly Financial Information (Unaudited) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 04, 2012	Dec. 25, 2012	Dec. 27, 2011	Sep. 06, 2011 Sullivan's [Member]
Quarterly Financial Information [Line Items]
Asset management termination fee	$ 3,000
Transaction bonus expense	1,462
Written-off of loan originations costs	1,649	1,649	2,501
Impairment charge, before tax			$ 1,400	$ 1,400